Exhibit 99.6

Data Compare (Non-Ignored)
Run Date - 2/5/2026 3:48:53 PM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment